Term Loan Obligations - Term Loan Outstanding (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Jun. 28, 2023	May 29, 2015
Additional details relating term loan that is outstanding [Abstract]
Origination date			May 29, 2015		May 29, 2015
Term Loan [Member]
Additional details relating term loan that is outstanding [Abstract]
Origination date		May 29, 2015	May 29, 2015
Original loan amount			$ 17,700		$ 17,700			$ 17,700
Interest Rate			13.39%	[1]	8.95%	[1]	8.95%
Current Monthly Payment	[2]		$ 134		$ 134
Amended expiration date			Jun. 01, 2024		Jun. 01, 2024
Remaining Principal (Face Value)			$ 804		$ 2,412

[1]	Three month LIBOR rate with a floor of 1% plus 7.95%
[2]	Monthly payment reflects principal and interest